Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share
Schedule of earnings per share

	2025	2024	2023
	£m	£m	£m
Earnings
Profit from continuing operations attributable to ordinary shareholders	5,479	4,438	4,506
Profit/(loss) from discontinued operations attributable to ordinary shareholders	—	81	(112)
Profit attributable to ordinary shareholders	5,479	4,519	4,394

Weighted average number of shares (millions)
Weighted average number of ordinary shares outstanding during the year	8,052	8,450	9,164
Effect of dilutive share options and convertible securities	74	66	55
Diluted weighted average number of ordinary shares outstanding during the year	8,126	8,516	9,219

Earnings per ordinary share - continuing operations	68.0p	52.5p	49.2p
Earnings per ordinary share - discontinued operations	—	1.0p	(1.2p)
Total earnings per share attributable to ordinary shareholders - basic (1)	68.0p	53.5p	47.9p
Earnings per ordinary share - diluted continuing operations	67.4p	52.1p	48.9p
Earnings per ordinary share - diluted discontinued operations	—	1.0p	(1.2p)
Total earnings per share attributable to ordinary shareholders - diluted	67.4p	53.1p	47.7p

(1)

In 2023, the unrounded Total earnings per share attributable to ordinary shareholders – basic is 47.948p. The unrounded Earnings per ordinary share – continuing operations was 49.170p. The unrounded Earnings per ordinary share – discontinued operations was (1.222p).